Conn’s Receivables Funding 2017-A, LLC

Asset Backed Fixed Rate Notes

Sample Contract Receivables Agreed-Upon Procedures

Report To:

Conn Appliances, Inc.

Conn Appliances Receivables Funding, LLC

Deutsche Bank Securities Inc.

Credit Suisse Securities (USA) LLC

J.P. Morgan Securities LLC

MUFG Securities Americas Inc.

3 April 2017

Ernst & Young LLP 5 Times Square New York, NY 10036-6530	Tel: +1 212 773 3000 Fax: +1 212 773 6350 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Conn Appliances, Inc.

Conn Appliances Receivables Funding, LLC

4055 Technology Forest Boulevard

The Woodland’s, Texas 77381

Deutsche Bank Securities Inc.

60 Wall Street, 3rd Floor

New York, New York 10005

Credit Suisse Securities (USA) LLC

11 Madison Avenue

New York, New York 10010

J.P. Morgan Securities LLC

383 Madison Avenue, 31st Floor

New York, New York 10179

MUFG Securities Americas Inc.

1221 Avenue of the Americas, 6th Floor

New York, New York 10020

Re:	Conn’s Receivables Funding 2017-A, LLC (the “Issuer”)

Asset Backed Fixed Rate Notes (the “Notes”)

Sample Contract Receivables Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist Conn Appliances Receivables Funding, LLC (the “Depositor”) in evaluating the accuracy of certain information with respect to a pool of retail installment sales contracts and installment loans (the “Contract Receivables”) made to finance customer purchases of merchandise from Conn Appliances, Inc. (the “Sponsor”) relating to the Issuer’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Sponsor, on behalf of the Depositor, provided us with:

a.	Electronic data files:
i.	Labeled “Bank 239 20170301 v6.0 - Inclusion pool lookup.xlsx” and the corresponding record layout and decode information (the “Bank 239 Data File”) that the Sponsor, on behalf of the Depositor, indicated contains information on certain retail installment sales contracts and installment loans (the “Bank 239 Contract Receivables”) as of 28 February 2017 (the “Cut-Off Date”) and
ii.	Labeled “Bank 550 20170303 v15.0 – With NPER Calc.xlsx” and the corresponding record layout and decode information (the “Bank 550 Data File,” together with the Bank 239 Data File, the “Provided Data Files”) that the Sponsor, on behalf of the Depositor, indicated contains information on certain retail installment sales contracts and installment loans (the “Bank 550 Contract Receivables”) as of the Cut-Off Date,
b.	Imaged copies of:
i.	The retail installment sale contract and cash option addendum (collectively and as applicable, the “Contract”),
ii.	Certain printed screen shots and payment histories from the Sponsor’s servicing system (collectively, the “System Screen Shots”) and
iii.	The borrower’s credit application (the “Credit Application,” together with the Contract and System Screen Shots, the “Source Documents”), if applicable,

relating to the Sample Contract Receivables (as defined in Attachment A),

c.	The list of relevant characteristics (the “Sample Characteristics”) on the Data File (as defined in Attachment A), which are listed on Exhibit 1 to Attachment A, and
d.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Provided Data Files, Source Documents, Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Data File. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Provided Data Files, Source Documents or any other information provided to us by the Sponsor, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to (a) the existence of the Contract Receivables, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Sponsor, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Contract Receivables conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Contract Receivables,
iii.	Whether the originators of the Contract Receivables complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Contract Receivables that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

3 April 2017

Attachment A

Procedures performed and our associated findings

1.	As instructed by the Sponsor, on behalf of the Depositor, we randomly selected a sample of 80 Bank 239 Contract Receivables from the Bank 239 Data File (the “Bank 239 Sample Contract Receivables”). For the purpose of this procedure, the Sponsor, on behalf of the Depositor, did not inform us as to the basis for how they determined the number of Bank 239 Sample Contract Receivables they instructed us to randomly select from the Bank 239 Data File.

2.	As instructed by the Sponsor, on behalf of the Depositor, we randomly selected a sample of 80 Bank 550 Contract Receivables from the Bank 550 Data File (the “Bank 550 Sample Contract Receivables,” together with the Bank 239 Sample Contract Receivables, the “Sample Contract Receivables”). For the purpose of this procedure, the Sponsor, on behalf of the Depositor, did not inform us as to the basis for how they determined the number of Bank 550 Sample Contract Receivables they instructed us to randomly select from the Bank 550 Data File.

For the purpose of the procedures described in this report, the 80 Bank 239 Sample Contract Receivables are referred to as Sample Contract Receivable Numbers 1 through 80 and the 80 Bank 550 Sample Contract Receivables are referred to as Sample Contract Receivable Numbers 81 through 160.

3.	As instructed by the Sponsor, on behalf of the Depositor, we combined the information on the Bank 239 Data File and Bank 550 Data File, subject to the instruction provided by the Sponsor, on behalf of the Depositor, that is described in the final paragraph of this Item 3.

The Bank 239 Data File and Bank 550 Data File, as combined, are hereinafter referred to as the “Data File.” The Sponsor, on behalf of the Depositor, indicated that the retail installment sales contracts and installment loans on the Data File are the Contract Receivables.

For the purpose of the procedure described in this Item 3., the Sponsor, on behalf of the Depositor, instructed us to rename the field “Calc Rem Term,” as shown on the Bank 550 Data File, to “TERMREMAIN.”

4.	For each Sample Contract Receivable, we compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Source Documents or Data File, as applicable, subject to the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, that are stated in the notes to Exhibit 1 to Attachment A. The Source Document(s) that we were instructed by the Sponsor, on behalf of the Depositor, to use for each Sample Characteristic are shown on Exhibit 1 to Attachment A. Except for the information shown on Exhibit 2 to Attachment A, all such compared information was in agreement.

Exhibit 1 to Attachment A

Sample Characteristics and Source Documents

Sample Characteristic	Data File Field Name	Source Document(s)	Note(s)

Account number	ACCT#	System Screen Shots	i.

Loan number	LOAN#	System Screen Shots	i.

Branch number	BRANCH	Contract	i.

Date of contract	DATEOFLOAN	Contract

Original contract financed amount	AMTFIN_I	Contract

APR	APR	Contract

Monthly payment amount	ORIGPAYMT	Contract

State of origination of contract	STATE	Contract

Promotional program	PROMOIND_I	(a) Contract or (b) Contract or System Screen Shots	ii.

Current amount outstanding (gross)	GROSSBAL	System Screen Shots

Current amount outstanding (net)	NETBAL	(a) System Screen Shots and recalculation or (b) System Screen Shots	iii.

Contract term (months)	TERM	Contract, System Screen Shots and recalculation	iv.

Remaining contract term (months)	TERMREMAIN	(a) Contract, System Screen Shots and recalculation (b) System Screen Shots and recalculation	v.

Next due date	NXTDUEDTE	System Screen Shots

Days past due	DPD	System Screen Shots and recalculation	vi.

Original dealer’s insurance	PRPREMIUM	System Screen Shots or Contract	vii.

Current dealer’s insurance	PRREBATE	System Screen Shots

Original life insurance	LIFEPREM	System Screen Shots or Contract	vii.

Current life insurance	LIFEREB	System Screen Shots

Original A/H insurance	AHPREMIUM	System Screen Shots or Contract	vii.

Current A/H insurance	AHREBATE	System Screen Shots

Original unemployment insurance	UEPREMIUM	System Screen Shots or Contract	vii.

Current unemployment insurance	UEREBATE	System Screen Shots

Number of extensions	MTHEXT	System Screen Shots

Original FICO score	ORIGSCR	Credit Application	viii.

Exhibit 1 to Attachment A

Notes:

i.	For identification purposes only.

ii.	For the purpose of comparing the promotional program Sample Characteristic for each Sample Contract Receivable (except for Sample Contract Receivables with a promotional program value of “00,” as shown on the Data File (each, a “No Promotion Sample Contract Receivable”)), the Sponsor, on behalf of the Depositor, instructed us to use the Contract as the Source Document.

For the purpose of comparing the promotional program Sample Characteristic for each No Promotion Sample Contract Receivable, the Sponsor, on behalf of the Depositor, instructed us to note agreement if:

a.	There is no cash option addendum observed in the Contract or
b.	The No Promotion Sample Contract Receivable had a late fee related to a scheduled payment due prior to the Cut-Off Date, as shown on the System Screen Shots.

iii.	For the purpose of comparing the current amount outstanding (net) Sample Characteristic for each Bank 239 Sample Contract Receivable, the Sponsor, on behalf of the Depositor, instructed us to recalculate the current amount outstanding (net) by subtracting the:
a.	Unearned interest (UNEARNINT), as shown on the Data File, from
b.	Current amount outstanding (gross), as shown on the System Screen Shots.

For the purpose of comparing the current amount outstanding (net) Sample Characteristic for each Bank 550 Sample Contract Receivable, the Sponsor, on behalf of the Depositor, instructed us to use the current amount outstanding (gross), as shown on the System Screen Shots.

iv.	For the purpose of comparing the contract term (months) Sample Characteristic for each Sample Contract Receivable, the Sponsor, on behalf of the Depositor, instructed us to recalculate the contract term (months) by adding the:
a.	Contract term (months), as shown on the Contract, to
b.	Number of extensions, as shown on the System Screen Shots.

Exhibit 1 to Attachment A

Notes: (continued)

v.	For the purpose of comparing the remaining contract term (months) Sample Characteristic for each Bank 239 Sample Contract Receivable, the Sponsor, on behalf of the Depositor, instructed us to recalculate the remaining contract term (months) by:
a.	Dividing the:
(i)	Current amount outstanding (gross), as shown on the System Screen Shots, by
(ii)	The monthly payment amount, as shown on the Contract,

and

b.	Truncating the result obtained in a. above to the whole number.

For the purpose of comparing the remaining contract term (months) Sample Characteristic for each Bank 550 Sample Contract Receivable, the Sponsor, on behalf of the Depositor, instructed us to recalculate the remaining contract term (months) by using the NPER function in excel and the:

a.	Interest rate (INTRATE) and adjusted payment (ADJ PYMNT), both as shown on the Data File, and
b.	Current amount outstanding (gross), as shown on the System Screen Shots.

vi.	For the purpose of comparing the days past due Sample Characteristic for each Sample Contract Receivable, the Sponsor, on behalf of the Depositor, instructed us to recalculate the days past due as the maximum of:
a.	The difference in days between the:
(i)	Cut-Off Date and
(ii)	Next due date, as shown on the System Screen Shots,

and

b.	0.

vii.	For the purpose of comparing the original dealer’s insurance, original life insurance, original A/H insurance and original unemployment insurance Sample Characteristics for each Sample Contract Receivable, the Sponsor, on behalf of the Depositor, instructed us to note agreement if the value on the Data File agreed with the corresponding information on either the System Screen Shots or Contract. We performed no procedures to reconcile any differences that may exist between the Source Documents.

Exhibit 1 to Attachment A

Notes: (continued)

viii.	For Sample Contract Receivables with an original FICO score value of “0,” as shown on the Data File (the “Zero FICO Sample Contract Receivables”), we were instructed by the Sponsor, on behalf of the Depositor, not to perform any procedures relating to the original FICO score Sample Characteristic.

The Sponsor, on behalf of the Depositor, provided the below explanation as the reason the Zero FICO Sample Contract Receivables have an original FICO score value of “0,” as shown on the Data File. We performed no procedures to determine the accuracy, completeness or reasonableness of the information below that was provided by the Sponsor, on behalf of the Depositor.  In the paragraph below, all references to “we” refer to the Sponsor.

“We were able to determine that these specific accounts were either refinanced accounts, manually combined accounts or accounts where product has been replaced. In these situations there was no additional credit extended to the customer. The old accounts are closed and a new account established, however as there is no new credit being extended, the new account is not re-underwritten and no credit bureau report is pulled. The original FICO score from the closed account is not carried over.”

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, that are described in the notes above.

Exhibit 2 to Attachment A

Sample Characteristic Differences

Sample Contract Receivable Number	Sample Characteristic	Data File Value	Source Document Value

53	Date of contract	11/3/2016	10/12/2016

136	Contract term (months)	34	36